Fair Value, Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets [Abstract]
Cash and cash equivalents	$ 1,107,099	$ 456,846
Securities available for sale	439,071	573,823
Held to maturity securities	14,988	19,680
Net loans	4,287,585	4,078,210
Accrued interest receivable	10,031	10,915
Financial liabilities [Abstract]
Demand deposits	652,756	463,858
Interest bearing deposits	4,386,439	3,985,252
Short-term borrowings	214,755	148,666
Accrued interest payable	474	1,459
Level 1 [Member]
Financial assets [Abstract]
Cash and cash equivalents	1,107,099	456,846
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	0	0
Accrued interest receivable	39	216
Financial liabilities [Abstract]
Demand deposits	652,756	463,858
Interest bearing deposits	3,088,064	2,587,981
Short-term borrowings	0	0
Accrued interest payable	68	174
Level 2 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	439,071	573,823
Held to maturity securities	14,988	19,680
Net loans	0	0
Accrued interest receivable	1,458	2,221
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	1,298,375	1,397,271
Short-term borrowings	214,755	148,666
Accrued interest payable	406	1,285
Level 3 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	4,287,585	4,078,210
Accrued interest receivable	8,534	8,478
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	0	0
Short-term borrowings	0	0
Accrued interest payable	0	0
Carrying Value [Member]
Financial assets [Abstract]
Cash and cash equivalents	1,107,099	456,846
Securities available for sale	439,071	573,823
Held to maturity securities	13,824	18,618
Federal Reserve Bank and Federal Home Loan Bank stock	5,506	9,183
Net loans	4,194,875	4,017,879
Accrued interest receivable	10,031	10,915
Financial liabilities [Abstract]
Demand deposits	652,756	463,858
Interest bearing deposits	4,384,437	3,986,158
Short-term borrowings	214,755	148,666
Accrued interest payable	$ 474	$ 1,459